Net interest income	12 Months Ended
Dec. 31, 2019
Details of Net interest income [Abstract]
Net interest income

31.	Net interest income

Net interest income for the years ended December 31, 2017, 2018 and 2019 are as follows:

	2017		2018	2019
Interest income:
Cash and due from banks	~~W~~	167,793	—	—
Cash and deposits at amortized cost		—	155,075	210,415
Deposits at FVTPL		—	33,845	31,506
Trading assets		489,836	—	—
Financial assets designated at fair value through profit or loss		57,899	—	—
Securities at FVTPL		—	623,651	740,378
Securities at FVOCI		—	759,301	1,077,995
Securities at amortized cost		—	730,382	1,061,262
Available-for-sale financial assets		671,912	—	—
Held-to-maturity financial assets		651,107	—	—
Loans		9,673,635	—	—
Loans at amortized cost		—	11,158,558	12,435,302
Loans at FVTPL		—	23,110	56,961
Others		86,472	88,534	93,543

		11,798,654	13,572,456	15,707,362

Interest expense:
Deposits		(2,482,415)	(3,091,659)	(3,644,632)
Borrowings		(352,069)	(468,068)	(551,416)
Debt securities issued		(1,085,366)	(1,336,840)	(1,666,257)
Others		(35,851)	(95,800)	(107,093)

		(3,955,701)	(4,992,367)	(5,969,398)

Net interest income	~~W~~	7,842,953	8,580,089	9,737,964